Fair Value Measurements (Investments Measured at Fair Value) (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 185,204,574	$ 157,872,834
Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	179,333,706	151,942,286
First BanCorp. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,827,990	5,530,724
PCRA [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42,878	399,824
Fair Value, Inputs, Level 1 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	185,204,574	157,872,834
Fair Value, Inputs, Level 1 [Member] | Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	179,333,706	151,942,286
Fair Value, Inputs, Level 1 [Member] | First BanCorp. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	5,827,990	5,530,724
Fair Value, Inputs, Level 1 [Member] | PCRA [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	42,878	399,824
Fair Value Inputs Level 2 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 2 [Member] | Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 2 [Member] | First BanCorp. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 2 [Member] | PCRA [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 3 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 3 [Member] | Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 3 [Member] | First BanCorp. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Inputs Level 3 [Member] | PCRA [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 0	$ 0